Stock Options (Details) - Stock Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of warrants, beginning balance	3,250,000	5,690,000	4,190,000
Number of shares, granted	0		1,500,000
Number of shares, exercised	0
Number of shares, cancelled / forfeited	0	(2,440,000)
Number of warrants, ending balance	3,250,000	3,250,000	5,690,000
Number of shares, Vested		3,250,000
Weighted average exercise price, beginning balance	$ 0.09	$ 0.13	$ 0.16
Weighted average exercise price, granted	0	0	0.04
Weighted average exercise price, exercised	0		0
Weighted average exercise price Cancelled / forfeited	0.16	0.19	0
Weighted average exercise price, ending balance	$ 0.09	0.09	$ 0.13
Weighted average exercise price, Vested		0.09
Weighted average exercise price, Unvested		$ 0
Aggregate intrinsic value, ending		$ 0	$ 0
Aggregate intrinsic value, Vested		0
Aggregate intrinsic value, unvested	$ 0	$ 0